Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
References to “PEO 1” and “PEO 2” in the Pay versus Performance Table below (the “PVP Table”) refer, respectively, to Stephen D. Kelley, who served as our CEO from January 1, 2020 through June 16, 2020, and Mr. Rutten, who has served as our CEO since June 17, 2020.

Fiscal Year	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(1)(5)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually Paid for PEO 2 ($)(1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Revenue ($)
							Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)(4)
2022	0	0	3,557,653	2,422,045	1,696,477	1,525,867	188.13	142.94	767,042	7,091,585
2021	0	0	3,832,635	9,781,399	1,614,653	2,716,806	192.55	219.51	645,607	6,138,329
2020	3,089,209	3,055,134	9,736,145	9,951,398	1,009,893	1,045,233	116.30	153.66	340,499	5,050,589

Notes

(1)	For 2020, the amounts include compensation data for Mr. Kelley and Mr. Rutten, each of whom served as CEO of the Company during 2020. For all other years, Mr. Rutten was the CEO for the entire year.

(2)
Includes compensation data for NEOs other than the CEO as follows: (i) for 2020 - Ms. Faust, Mr. Rogers, YoungKuk Park, and John C. Stone; (ii) for 2021 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Stone; and (iii) for 2022 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Shin.

(3)	Total shareholder return (“TSR”) data include amounts associated with the reinvestment of dividends.

(4)
The peer group TSR set forth in the PVP Table utilizes the PHLX Semiconductor Index (the “SOX”), which the Company uses in the stock performance graph required by Item 201(e) of Regulation
S-K
(“Regulation S-K”)
promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The amounts reported are based on a hypothetical investment of $100 in the common stock of the Company on December 31, 2019.

(5)	Amounts included in this column were calculated based on the following adjustments:

	PEO 1 ($)
	2022	2021	2020
Summary Compensation Table Total	—	—	3,089,209
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	69,280
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	—	—	(103,355)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

Compensation Actually Paid (“CAP”)	—	—	3,055,134

	PEO 2 ($)
	2022	2021	2020
Summary Compensation Table Total	3,557,653	3,832,635	9,736,145
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(966,460)	(1,147,500)	(7,730,025)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,022,607	873,600	7,396,528
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(91,130)	4,289,305	103,252
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	335,100	502,633
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(1,100,625)	1,598,259	(57,135)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

CAP	2,422,045	9,781,399	9,951,398

	Non-PEO NEOs ($)
	2022	2021	2020
Summary Compensation Table Total	1,696,477	1,614,653	1,009,893
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(745,259)	(528,835)	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	584,285	856,121	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	41,724	443,079	106,325
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(51,360)	331,788	(70,985)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

CAP	1,525,867	2,716,806	1,045,233

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Includes compensation data for NEOs other than the CEO as follows: (i) for 2020 - Ms. Faust, Mr. Rogers, YoungKuk Park, and John C. Stone; (ii) for 2021 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Stone; and (iii) for 2022 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Shin.
Peer Group Issuers, Footnote [Text Block]	The peer group TSR set forth in the PVP Table utilizes the PHLX Semiconductor Index (the “SOX”), which the Company uses in the stock performance graph required by Item 201(e) of Regulation
S-K
(“Regulation S-K”)
	promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The amounts reported are based on a hypothetical investment of $100 in the common stock of the Company on December 31, 2019.
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO 1 ($)
	2022	2021	2020
Summary Compensation Table Total	—	—	3,089,209
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	69,280
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	—	—	(103,355)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

Compensation Actually Paid (“CAP”)	—	—	3,055,134

	PEO 2 ($)
	2022	2021	2020
Summary Compensation Table Total	3,557,653	3,832,635	9,736,145
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(966,460)	(1,147,500)	(7,730,025)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,022,607	873,600	7,396,528
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(91,130)	4,289,305	103,252
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	335,100	502,633
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(1,100,625)	1,598,259	(57,135)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

CAP	2,422,045	9,781,399	9,951,398

Non-PEO NEO Average Total Compensation Amount	$ 1,696,477	$ 1,614,653	$ 1,009,893
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,525,867	2,716,806	1,045,233
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Non-PEO NEOs ($)
	2022	2021	2020
Summary Compensation Table Total	1,696,477	1,614,653	1,009,893
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(745,259)	(528,835)	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	584,285	856,121	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	41,724	443,079	106,325
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(51,360)	331,788	(70,985)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

CAP	1,525,867	2,716,806	1,045,233

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus TSR
The
table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s TSR. CAP generally increases in years when our stock price increases and is lower in years when the stock price decreases.

Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Income The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP versus Revenue The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s revenue.
Total Shareholder Return Vs Peer Group [Text Block]
CAP versus TSR
The
table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s TSR. CAP generally increases in years when our stock price increases and is lower in years when the stock price decreases.

Tabular List [Table Text Block]
Most Important Performance Measures
The list below contains the financial performance measures that the Company considers the most important in linking CAP to our NEOs, for 2022, to Company performance. The below financial performance measures are not ranked.

Performance Measures
Revenue
Operating Income
Earnings Per Share

Total Shareholder Return Amount	$ 188.13	192.55	116.3
Peer Group Total Shareholder Return Amount	142.94	219.51	153.66
Net Income (Loss)	$ 767,042,000	$ 645,607,000	$ 340,499,000
Company Selected Measure Amount	7,091,585	6,138,329	5,050,589
PEO Name	Mr. Rutten	Mr. Rutten	Mr. Kelley
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Mr. Kelley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 3,089,209
PEO Actually Paid Compensation Amount	0	0	3,055,134
Mr. Rutten [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,557,653	3,832,635	9,736,145
PEO Actually Paid Compensation Amount	2,422,045	9,781,399	9,951,398
PEO [Member] | Mr. Kelley [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			69,280
PEO [Member] | Mr. Kelley [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(103,355)
PEO [Member] | Mr. Rutten [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(966,460)	(1,147,500)	(7,730,025)
PEO [Member] | Mr. Rutten [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,022,607	873,600	7,396,528
PEO [Member] | Mr. Rutten [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(91,130)	4,289,305	103,252
PEO [Member] | Mr. Rutten [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		335,100	502,633
PEO [Member] | Mr. Rutten [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,100,625)	1,598,259	(57,135)
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(745,259)	(528,835)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	584,285	856,121
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,724	443,079	106,325
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (51,360)	$ 331,788	$ (70,985)